Document and Entity Information	Oct. 13, 2022
Details
Registrant CIK	0001551887
Document Type	8-K
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	DUESENBERG TECHNOLOGIES INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-54800
Entity Tax Identification Number	99-0364150
Entity Address, Address Line One	No 21, Denai Endau 3, Seri Tanjung, Pinang
Entity Address, City or Town	Tanjung Tokong
Entity Address, Country	MY
Entity Address, Postal Zip Code	10470
City Area Code	236
Local Phone Number	304-0299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false